FMI International Fund II - Currency Unhedged
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS - 98.2% (a)
COMMON STOCKS - 89.7% (a)
COMMERCIAL SERVICES SECTOR - 6.3%
	Advertising/Marketing Services - 2.4%
126,400	WPP PLC (Jersey) (b)	$1,924,780
	Miscellaneous Commercial Services - 3.9%
26,450	DKSH Holding AG (Switzerland) (b)	2,180,148
12,200	Secom Co. Ltd. (Japan) (b)	847,732
		3,027,880
COMMUNICATIONS SECTOR - 1.2%
	Wireless Telecommunications - 1.2%
34,300	Millicom International Cellular S.A. (Luxembourg) *	975,835
CONSUMER DURABLES SECTOR - 7.4%
	Electronics/Appliances - 5.9%
37,000	Sony Group Corp. (Japan) (b)	4,672,296
	Home Furnishings - 1.5%
93,400	Howden Joinery Group PLC (Britain) (b)	1,144,037
CONSUMER NON-DURABLES SECTOR - 5.9%
	Household/Personal Care - 5.9%
25,650	Henkel AG & Co. KGaA (Germany) (b)	1,999,445
49,000	Unilever PLC (Britain) (b)	2,628,670
		4,628,115
CONSUMER SERVICES SECTOR - 7.4%
	Media Conglomerates - 0.9%
55,000	Vivendi (France) (b)	743,979
	Movies/Entertainment - 3.0%
418,000	Bolloré (France) (b)	2,338,112
	Other Consumer Services - 3.5%
1,150	Booking Holdings Inc. (United States) *	2,759,115
DISTRIBUTION SERVICES SECTOR - 9.1%
	Wholesale Distributors - 9.1%
29,500	Ferguson PLC (Jersey) (b)	5,239,975
96,000	Rexel S.A. (France) (b)	1,944,235
		7,184,210
ELECTRONIC TECHNOLOGY SECTOR - 4.8%
	Aerospace & Defense - 3.2%
20,400	Safran S.A. (France) (b)	2,497,432
	Electronic Equipment/Instruments - 1.6%
71,900	Yokogawa Electric Corp. (Japan) (b)	1,297,754
FINANCE SECTOR - 8.9%
	Major Banks - 5.0%
88,470	DBS Group Holdings Ltd. (Singapore) (b)	2,142,652
2,736,100	Lloyds Banking Group PLC (Britain) (b)	1,776,799
		3,919,451
	Multi-Line Insurance - 1.6%
28,000	Arch Capital Group Ltd. (Bermuda) *	1,244,600
	Property/Casualty Insurance - 2.3%
9,350	Chubb Ltd. (Switzerland)	1,807,449
HEALTH SERVICES SECTOR - 2.4%
	Medical/Nursing Services - 2.4%
29,100	Fresenius Medical Care AG & Co. KGaA (Germany) (b)	1,886,498
HEALTH TECHNOLOGY SECTOR - 8.4%
	Medical Specialties - 5.7%
54,000	Koninklijke Philips N.V. (Netherlands) (b)	1,998,625
142,000	Smith & Nephew PLC (Britain) (b)	2,478,232
		4,476,857
	Pharmaceuticals: Major - 2.7%
5,100	Roche Holding AG (Switzerland) (b)	2,115,792
INDUSTRIAL SERVICES SECTOR - 2.0%
	Oilfield Services/Equipment - 2.0%
51,300	Schlumberger Ltd. (Curacao)	1,536,435
PROCESS INDUSTRIES SECTOR - 3.3%
	Chemicals: Specialty - 1.7%
27,000	NOF Corp. (Japan) (b)	1,365,243
	Industrial Specialties - 1.6%
11,700	Akzo Nobel N.V. (Netherlands) (b)	1,285,418
PRODUCER MANUFACTURING SECTOR - 10.7%
	Building Products - 1.8%
132,000	Sanwa Holdings Corp. (Japan) (b)	1,409,493
	Industrial Conglomerates - 5.2%
22,900	Jardine Matheson Holdings Ltd. (Bermuda) (b)	1,259,216
130,300	Smiths Group PLC (Britain) (b)	2,789,102
		4,048,318
	Industrial Machinery - 1.6%
41,500	Nabtesco Corp. (Japan) (b)	1,229,646
	Trucks/Construction/Farm Machinery - 2.1%
85,300	CNH Industrial N.V. (Netherlands) (b)	1,649,205
RETAIL TRADE SECTOR - 10.1%
	Discount Stores - 5.7%
520,000	B&M European Value Retail S.A. (Luxembourg) (b)	4,479,054
	Food Retail - 1.5%
25,400	Greggs PLC (Britain) (b)	1,149,734
	Specialty Stores - 2.9%
352,100	CK Hutchison Holdings Ltd. (Cayman Islands) (b)	2,266,970
TECHNOLOGY SERVICES SECTOR - 1.8%
	Packaged Software - 1.8%
10,000	SAP SE (Germany) (b)	1,407,393
	Total common stocks ($62,601,851)	70,471,101

PREFERRED STOCKS - 8.5% (a)
CONSUMER NON-DURABLES SECTOR - 3.1%
	Household/Personal Care - 3.1%
18,700	Amorepacific Corp. (South Korea) (b)	1,150,934
2,450	LG Household & Health Care Ltd. (South Korea) (b)	1,268,644
		2,419,578
ELECTRONIC TECHNOLOGY SECTOR - 5.4%
	Telecommunications Equipment - 5.4%
71,000	Samsung Electronics Co. Ltd. (South Korea) (b)	4,244,783
	Total preferred stocks ($6,105,784)	6,664,361
	Total long-term investments ($68,707,635)	77,135,462

Principal Amount
SHORT-TERM INVESTMENTS - 1.1% (a)
	Bank Deposit Account - 1.1%
$889,659	U.S. Bank N.A., 0.006% ^	889,659
	Total short-term investments ($889,659)	889,659
	Total investments - 99.3% ($69,597,294)	78,025,121

	Other assets, less liabilities - 0.7% (a)	533,156
	TOTAL NET ASSETS - 100.0%	$78,558,277

*	Non-income producing security.
^	The rate shown is as of December 31, 2021.
(a)	Percentages for the various classifications relate to total net assets.
(b)
Security does not trade during New York Stock Exchange hours, provided that certain foreign exchanges may trade during a portion of the New York Stock Exchange hours, and has been valued in accordance with the Fund’s pricing procedures and has been classified as level 2. As of December 31, 2021 the aggregate value of these securities was $68,812,028.

PLC	Public Limited Company

FMI International Fund II - Currency Unhedged

Summary of Fair Value Exposure at December 31, 2021 (Unaudited)

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of December 31, 2021, based on the inputs used to value them:

Investments
Valuation Inputs	in Securities
Assets:
Level 1 - Common Stocks	$8,323,434
Level 1 - Bank Deposit Account	889,659
Total Level 1	9,213,093
Level 2 - Common Stocks	62,147,667
Level 2 - Preferred Stocks	6,664,361
Total Level 2	68,812,028
Level 3 -	---
Total Assets	78,025,121
Total	$78,025,121

See the Schedule of Investments for investments detailed by industry classifications.